STOCKHOLDERS' DEFICIT	3 Months Ended	12 Months Ended
	Mar. 31, 2026	Dec. 31, 2025
STOCKHOLDERS' DEFICIT
STOCKHOLDERS' DEFICIT

NOTE 4 – STOCKHOLDERS’ DEFICIT

The rights of Common Stock are as follows:

Holders of the Common Stock have the right to receive notice to participate and vote in general meetings of the Company, the right to a share in the excess of assets upon liquidation of the Company and the right to receive dividends, if declared. The Common Stock is publicly traded on OTCQB Venture Market, a U.S. trading platform operated by OTC Markets Group. under the symbol “BCLI”.

Private placements and public offerings:

At-the-market (ATM) Offering:

On August 9, 2021, the Company entered into an Amended and Restated Distribution Agreement (the “New Distribution Agreement”) with the Agents (as defined in the New Distribution Agreement) pursuant to which the Company may sell from time to time, through the Agents, shares of Common Stock (the “Shares”), having an aggregate offering price of up to $100,000,000 (the “August 9, 2021 ATM”). Sales under the August 9, 2021 ATM are to be made by any method permitted by law that is deemed to be an “at the market” offering as defined in Rule 415 promulgated under the Securities and Exchange Act of 1934, as amended (the “Exchange Act”), including, without limitation, sales made directly on The Nasdaq Capital Market, on any other existing trading market for the Shares, through a market maker or as otherwise agreed by the Company and the Agents. In connection with the New Distribution Agreement, the Company terminated the previous Distribution Agreement and the September 25, 2020, ATM. During the twelve months ended December 31, 2025, the Company has sold 2,571,714 shares of Common Stock for gross proceeds of approximately $4,472 under the August 9, 2021 ATM. The issuance costs for the ATM are approximately $134 and the net proceeds are $4,347. As discussed in Note 1 above, the Company’s common stock has been delisted from the Nasdaq and now trades on the OTCQB Venture Market. Accordingly, the August 9, 2021 ATM may no longer be available for use by the Company.

Securities Purchase Agreement:

On July 17, 2023, the Company entered into a Securities Purchase Agreement with the purchaser named therein, pursuant to which the Company agreed to sell, in the Offering, an aggregate of 270,270 shares of Common Stock, together with accompanying warrants (the “Common Warrants”) to purchase 270,270 shares of Common Stock, at a purchase price of $27.75 per share and accompanying warrants for gross proceeds to the Company of approximately $7.5 million, before deducting fees payable to the placement agent and other estimated offering expenses payable by the Company. The Offering closed on July 19, 2023. The Common Warrants are immediately exercisable, expire five years following the date of issuance and have an exercise price of $30.00 per share.

On June 27, 2024, the Company entered into a Securities Purchase Agreement with the purchaser, pursuant to which the Company agreed to sell, (i) an aggregate of 527,918 registered shares of the Company’s Common Stock, (ii) registered pre-funded warrants (the “Pre-Funded Warrants”) to purchase up to 212,823 shares of Common Stock and (iii) unregistered warrants to purchase up to 1,111,111 shares of Common Stock, at a purchase price of $5.4 per share of Common Stock and accompanying Common Warrant, or $5.399 per Pre-Funded Warrant and accompanying Common Warrant. The Offering of the Securities yielded gross proceeds to the Company of approximately $4,000, before deducting fees payable to the placement agent and other estimated offering expenses payable by the Company. The issuance costs are approximately $356 and the net proceeds are $3,644. The Offering closed on June 28, 2024. The Warrants will be exercisable six months after the issuance date, will expire five years following the date of issuance and have an exercise price of $5.868 per share. Each Pre-Funded Warrant is immediately exercisable for one share of Common Stock (the “Pre-Funded Warrant Shares”) at an exercise price of $0.00005 per share and will remain exercisable until the Pre-Funded Warrants are exercised in full.

NOTE 4 – STOCKHOLDERS’ DEFICIT (Cont.):

Securities Purchase Agreement (Cont.):

In February 2026, the Company entered into two separate Securities Purchase Agreements (the “Agreements”) for the issuance of securities in private placement transactions, seeking to raise aggregate gross proceeds of up to $2,000,000. Under the terms of both Agreements, investors are purchasing units consisting of Common Stock at a purchase price of $0.60 per share, or Pre-Funded Warrants at a purchase price of $0.59995 per warrant (with an exercise price of $0.00005 per share) to comply with beneficial ownership limitations. In connection with these placements, the Company is also issuing Common Warrants exercisable for a number of shares equal to 120% of the purchased units at an exercise price of $1.00 per share, subject to standard anti-dilution adjustments.

Capital Raised Since Inception:

Since its inception and as of March 31, 2026, the Company has raised approximately $187 million, gross in cash in consideration for issuances of Common Stock and warrants in private placements and public offerings as well as proceeds from warrants exercises.

Stock Plans:

During the quarter ended March 31, 2026, the Company has outstanding awards for stock options under four stockholder approved plans: (i) the 2004 Global Stock Option Plan and the Israeli Appendix thereto (the “2004 Global Plan”) (ii) the 2005 U.S. Stock Option and Incentive Plan (the “2005 U.S. Plan,” and together with the 2004 Global Plan, the “Prior Plans”); (iii) the 2014 Global Share Option Plan and the Israeli Appendix thereto (which applies solely to participants who are residents of Israel) (the “2014 Global Plan”); and (iv) the 2014 Stock Incentive Plan (the “2014 U.S. Plan” and together with the 2014 Global Plan, the “2014 Plans”).

The 2004 Global Plan and 2005 U.S. Plan expired on November 25, 2014 and March 28, 2015, respectively. Grants that were made under the Prior Plans remain outstanding pursuant to their terms. The 2014 Plans were approved by the stockholders on August 14, 2014 (at which time the Company ceased to issue awards under each of the 2005 U.S. Plan and 2004 Global Plan) and amended on June 21, 2016 and November 29, 2018. Unless otherwise stated, option grants prior to August 14, 2014 were made pursuant to the Company’s Prior Plans, and grants issued on or after August 14, 2014 were made pursuant to the Company’s 2014 Plans, and expire on the tenth anniversary of the grant date.

On September 16, 2024, the Company held its 2024 Annual Meeting of Stockholders (the “2024 Annual Meeting”), and the stockholders of the Company approved Amendment No. 4 to the 2014 U.S. Plan, as amended, and Amendment No. 4 to the 2014 Global Plan, as amended (collectively, the “Amendments to the 2014 Plans”). The Amendments to the 2014 Plans amend each of the U.S. Plan, as amended, and 2014 Global Option Plan, as amended, respectively (collectively, the “Original 2014 Plans”) to (i) increase the shared pool of shares of the Common Stock available for issuance under the Company’s Original 2014 Plans by 533,333 shares of Common Stock (on a post - Reverse Stock Split basis), resulting in a shared pool of 906,666 shares of Common Stock, and (ii) extend the term of each of the Original 2014 Plans by an additional ten years. This extension applies solely to future grants and does not affect any grants made under the original terms.

On June 25, 2025, the Company held its 2025 Annual Meeting of Stockholders. The stockholders of the Company approved amendments to the Company’s 2014 Stock Incentive Plan and the Company’s 2014 Global Share Option Plan (collectively, the “2014 Plans”) to increase the shared pool of shares available for issuance under the 2014 Plans by 2,000,000 shares from 906,666 shares to 2,906,666 shares.

NOTE 4 – STOCKHOLDERS’ DEFICIT (Cont.):

Stock Plans (Cont.):

The 2014 Plans now have a shared pool of 2,906,666 shares of Common Stock available for issuance. As of March 31, 2026, 1,931,433 shares were available for future issuances under the 2014 Plans. The exercise price of the options granted under the 2014 Plans may not be less than the nominal value of the shares into which such options are exercised. Any options under the 2014 Plans that are canceled or forfeited before expiration become available for future grants. The Governance, Nominating and Compensation Committee (the “GNC Committee”) of the Board of Directors of the Company (the “Board”) administers the Company’s stock incentive compensation and equity-based plans.

Share-based compensation to employees and to directors:

Under the 2014 Plans, the Company may award stock options to certain employees, officers, directors, and/or service providers. The stock options vest in accordance with such conditions and restrictions determined by the GNC Committee.

Stock options:

The Company did not grant stock options during the three months ended March 31, 2026.

A summary of the Company’s option activity related to options to employees and directors, and related information as of March 31, 2026, is as follows:

	For the Three months ended
	March 31, 2026
		Weighted
		average	Aggregate
	Amount of	exercise	intrinsic
	options *	price	value
		$	$
Outstanding at December 31, 2025	51,656	34.19	—
Granted	—	—	—
Vested	(400)	25.95	—
Outstanding at March 31, 2026	51,256	34.25	—
Exercisable at March 31, 2026	43,934	34.36	—

*    Represents Employee Stock Options only (not including RSUs).

The aggregate intrinsic value in the table above represents the total intrinsic value (the difference between the fair market value of the Company’s shares on March 31, 2026, multiplied by the number of in-the-money options on those dates) that would have been received by the option holders had all option holders exercised their options on those dates.

As of March 31, 2026, there was $33 of total unrecognized compensation cost related to non-vested options under the Plan. The cost is expected to be recognized over a weighted average period of 0.89 years. Compensation expense recorded by the Company in respect of its stock-based employees and directors compensation awards in accordance with ASC 718-10 for the three months ended March 31, 2026 amounted to $13. Compensation income recorded by the Company in respect of its stock-based employees and directors compensation awards in accordance with ASC 718-10 for the three months ended March 31, 2025 amounted to $7.

NOTE 4 – STOCKHOLDERS’ DEFICIT (Cont.):

Restricted Stock:

The Company awards stock and restricted stock to certain employees, officers, directors, and/or service providers. The restricted stock vests in accordance with such conditions and restrictions determined by the GNC Committee. These conditions and restrictions may include the achievement of certain performance goals and/or continued employment with the Company through a specified restricted period. The purchase price (if any) of shares of restricted stock is determined by the GNC Committee. If the performance goals and other restrictions are not attained, the grantee will automatically forfeit their unvested awards of restricted stock to the Company. Compensation expense for restricted stock is based on fair market value at the grant date.

			Weighted Average
			Remaining
	Number of Shares	Weighted Average	Contractual
	of Restricted	Grant Date Fair	Term
	Stock	Value	(Years)
Nonvested as of December 31, 2025	310,854	3.01	0.45
Granted	—	—	—
Vested	57,605	4.95	—
Forfeited	—	—	—
Nonvested as of March 31, 2026	253,249	2.57	0.26

Compensation expense recorded by the Company in respect of its stock and restricted stock awards to certain employees, officers, directors, and/or service providers for the three months ended March 31, 2026 and March 31, 2025 amounted to $120 and $724, respectively.

As of March 31, 2026, there was $108 of total unrecognized compensation cost related to non-vested restricted stock under the Plan. The cost is expected to be recognized over a weighted average period of 0.35 years.

Total Stock-Based Compensation Expense

The total stock-based compensation expense, related to shares, options and warrants granted to employees, directors and service providers was comprised, at each period, as follows:

	Three months ended
	May 31,
	2026	2025
Research and development	$63	$247
General and administrative	70	470
Total stock-based compensation expense	$133	$717

Treasury Stock

The Company may periodically repurchase shares of its common stock from employees for the satisfaction of their individual payroll tax withholding upon vesting of restricted stock awards in connection with the Company’s incentive plans. The Company’s repurchases of common stock are recorded at the stock price on the vesting date of the common stock. As of March 31, 2026, the Company repurchased 1,667 shares of its common stock for $116 thousands.

NOTE 8   -   STOCK CAPITAL

The rights of Common Stock are as follows:

Holders of the Common Stock have the right to receive notice to participate and vote in general meetings of the Company, the right to a share in the excess of assets upon liquidation of the Company and the right to receive dividends, if declared.

The Common Stock is publicly traded on OTCQB Venture Market, a U.S. trading platform operated by OTC Markets Group. under the symbol “BCLI”.

On September 30, 2024 the Company effected the Reverse Stock Split of the Company’s Common Stock at the one - for - fifteen ratio, such that every fifteen shares of Common Stock were consolidated into one share. As a result, all share amounts were adjusted retroactively for all periods presented in these financial statements.

Private placements and public offerings:

At-the-market (ATM) Offering:

On August 9, 2021, the Company entered into an Amended and Restated Distribution Agreement (the “New Distribution Agreement”) with the Agents (as defined in the New Distribution Agreement) pursuant to which the Company may sell from time to time, through the Agents, shares of Common Stock (the “Shares”), having an aggregate offering price of up to $100,000,000 (the “August 9, 2021 ATM”). Sales under the August 9, 2021 ATM are to be made by any method permitted by law that is deemed to be an “at the market” offering as defined in Rule 415 promulgated under the Securities and Exchange Act of 1934, as amended (the “Exchange Act”), including, without limitation, sales made directly on The Nasdaq Capital Market, on any other existing trading market for the Shares, through a market maker or as otherwise agreed by the Company and the Agents. In connection with the New Distribution Agreement, the Company terminated the previous Distribution Agreement and the September 25, 2020, ATM. During the twelve months ended December 31, 2025, the Company has sold 2,571,714 shares of Common Stock for gross proceeds of approximately $4,472 under the August 9, 2021, ATM. The issuance costs for the ATM are approximately $134 and the net proceeds are $4,347. As discussed in Note 1 above, the Company’s common stock has been delisted from the Nasdaq and now trades on the OTCQB Venture Market. Accordingly, the August 9, 2021 ATM may no longer be available for use by the Company.

Securities Purchase Agreement:

On July 17, 2023, the Company entered into a Securities Purchase Agreement with the purchaser named therein, pursuant to which the Company agreed to sell, in the Offering, an aggregate of 270,270 shares of Common Stock, together with accompanying warrants (the “Common Warrants”) to purchase 270,270 shares of Common Stock, at a purchase price of $27.75 per share and accompanying warrants for gross proceeds to the Company of approximately $7.5 million, before deducting fees payable to the placement agent and other estimated offering expenses payable by the Company. The Offering closed on July 19, 2023. The Common Warrants are immediately exercisable, expire five years following the date of issuance and have an exercise price of $30.00 per share. Please refer to Note 7.

On June 27, 2024, the Company entered into a Securities Purchase Agreement with the purchaser, pursuant to which the Company agreed to sell, (i) an aggregate of 527,918 registered shares of the Company’s Common Stock, (ii) registered pre-funded warrants (the “Pre-Funded Warrants”) to purchase up to 212,823 shares of Common Stock and (iii) unregistered warrants to purchase up to 1,111,111 shares of Common Stock, at a purchase price of $5.4 per share of Common Stock and accompanying Common Warrant, or $5.399 per Pre-Funded Warrant and accompanying Common Warrant. The Offering of the Securities yielded gross proceeds to the Company of approximately $4.0 million, before deducting fees payable to the placement agent and other estimated offering expenses payable by the Company. The issuance costs for the ATM are approximately $356 and the net proceeds are $3,644. The Offering closed on June 28, 2024. The Warrants will be exercisable six months after the issuance date, will expire five years following the date of issuance and have an exercise price of $5.868 per share. Each Pre-Funded Warrant is immediately exercisable for one share of Common Stock (the “Pre-Funded Warrant Shares”) at an exercise price of $0.00005 per share and will remain exercisable until the Pre-Funded Warrants are exercised in full.

NOTE 8   -   STOCK CAPITAL (Cont.)

Capital Raised Since Inception:

Since its inception and as of December 31, 2025, the Company has raised approximately $186,000 gross in cash in consideration for issuances of Common Stock and warrants in private placements and public offerings as well as proceeds from warrants exercises.

Stock Plans:

During the fiscal year ended December 31, 2025, the Company has outstanding awards for stock options under four stockholder approved plans: (i) the 2004 Global Stock Option Plan and the Israeli Appendix thereto (the “2004 Global Plan”) (ii) the 2005 U.S. Stock Option and Incentive Plan (the “2005 U.S. Plan,” and together with the 2004 Global Plan, the “Prior Plans”); (iii) the 2014 Global Share Option Plan and the Israeli Appendix thereto (which applies solely to participants who are residents of Israel) (the “2014 Global Plan”); and (iv) the 2014 Stock Incentive Plan (the “2014 U.S. Plan” and together with the 2014 Global Plan, the “2014 Plans”).

The 2004 Global Plan and 2005 U.S. Plan expired on November 25, 2014 and March 28, 2015, respectively. Grants that were made under the Prior Plans remain outstanding pursuant to their terms. The 2014 Plans were approved by the stockholders on August 14, 2014 (at which time the Company ceased to issue awards under each of the 2005 U.S. Plan and 2004 Global Plan) and amended on June 21, 2016 and November 29, 2018. Unless otherwise stated, option grants prior to August 14, 2014 were made pursuant to the Company’s Prior Plans, and grants issued on or after August 14, 2014 were made pursuant to the Company’s 2014 Plans, and expire on the tenth anniversary of the grant date.

On September 16, 2024, the Company held its 2024 Annual Meeting of Stockholders (the “2024 Annual Meeting”), and the stockholders of the Company approved Amendment No. 4 to the 2014 U.S. Plan, as amended, and Amendment No. 4 to the 2014 Global Option Plan, as amended (collectively, the “Amendments to the 2014 Plans”). The Amendments to the 2014 Plans amend each of the U.S. Plan, as amended, and 2014 Global Option Plan, as amended, respectively (collectively, the “Original 2014 Plans”) to (i) increase the shared pool of shares of the Common Stock available for issuance under the Company’s Original 2014 Plans by 533,333 shares of Common Stock (on a post-Reverse Stock Split basis), resulting in a shared pool of 906,666 shares of Common Stock, and (ii) extend the term of each of the Original 2014 Plans by an additional ten years. This extension applies solely to future grants and does not affect any grants made under the original terms.

On June 25, 2025, the Company held its 2025 Annual Meeting of Stockholders. The stockholders of the Company approved amendments to the Company’s 2014 Stock Incentive Plan and the Company’s 2014 Global Share Option Plan (collectively, the “2014 Plans”) to increase the shared pool of shares available for issuance under the 2014 Plans by 2,000,000 shares from 906,666 shares to 2,906,666 shares.

The 2014 Plans now have a shared pool of 2,906,666 shares of Common Stock available for issuance. As of December 31, 2025, 1,931,433 shares were available for future issuances under the 2014 Plans. The exercise price of the options granted under the 2014 Plans may not be less than the nominal value of the shares into which such options are exercised. Any options under the 2014 Plans that are canceled or forfeited before expiration become available for future grants. The Governance, Nominating and Compensation Committee (the “GNC Committee”) of the Board of Directors of the Company (the “Board”) administers the Company’s stock incentive compensation and equity-based plans.

NOTE 8   -   STOCK CAPITAL (Cont.)

Stock-based compensation to employees and directors:

Stock Options:

Under the 2014 Plans, the Company may award stock options to certain employees, officers, directors, and service providers. The stock options vest in accordance with such conditions and restrictions determined by the GNC Committee. These conditions and restrictions may include the achievement of certain performance goals and/or continued employment with the Company through a specified period. Stock options awarded are valued based upon the Black-Scholes option pricing model and the Company recognizes this value as stock compensation expense over the periods in which the options vest. Use of the Black Scholes option-pricing model requires that the Company make certain assumptions, including expected volatility, risk-free interest rate, expected dividend yield, and the expected life of the options. The Company didn’t grant stock options during the year ended December 31, 2025 and 2024.

A summary of the Company’s option activity related to options to employees and directors, and related information is as follows:

	For the year ended December 31,
	2025			2024
		Weighted			Weighted
	Amount	average	Aggregate	Amount	average	Aggregate
	Of	exercise	Intrinsic	Of	exercise	intrinsic
	options(*)	price	Value	Options(*)	Price	value
		$	$		$	$
Outstanding at beginning of period	86,359	34.55		107,052	49.01
Granted	—	—		—	—
Exercised	—	—		—	—
Forfeited	(34,703)	35.09		(20,693)	109.34
Outstanding at end of period	51,656	34.19	—	86,359	34.55	—
Vested at end of period	43,800	34.39	—	69,176	34.81	—

* Represents Employee Stock Options only (not including RSUs).

The aggregate intrinsic value in the table above represents the total intrinsic value (the difference between the fair market value of the Company’s shares on December 31, 2025, multiplied by the number of in-the-money options on those dates) that would have been received by the option holders had all option holders exercised their options on those dates.

As of December 31, 2025, there was $48 of total unrecognized compensation cost related to non-vested options under the Plan. The cost is expected to be recognized over a weighted average period of 1.07 years. Compensation expense recorded by the Company in respect of its stock-based employees and directors compensation awards in accordance with ASC 718-10 for the year ended December 31, 2025 and 2024 amounted to $61 and $264, respectively.

NOTE 8   -   STOCK CAPITAL (Cont.)

Stock-based compensation to employees and directors: (Cont.)

Stock Options (Cont.):

The options outstanding as of December 31, 2025 and December 31, 2024, have been separated into exercise prices, as follows:

				Weighted average
				remaining
				contractual		Options
Exercise		Options outstanding		Life - Years		exercisable as of
price		As of December 31,		As of December 31,		As of December 31,
$ ()	*	2025	2024	2025	2024	2025	2024
11.25		26,989	30,011	4.15	4.70	26,989	30,011
25.95		13,213	17,693	7.60	8.60	6,940	4,423
36.75		—	24,641	—	0.75	—	24,641
45.60		—	1,760	—	7.18	—	1,210
61.35		6,327	6,727	6.72	7.72	4,744	3,364
142.65		5,127	5,527	4.81	5.81	5,127	5,527
		51,656	86,359	5.41	4.73	43,800	69,176

Restricted Stock:

The Company awards stock and restricted stock to certain employees, officers, directors, and/or service providers. The restricted stock vests in accordance with such conditions and restrictions determined by the GNC Committee. These conditions and restrictions may include the achievement of certain performance goals and/or continued employment with the Company through a specified restricted period. The purchase price (if any) of shares of restricted stock is determined by the GNC Committee. If the performance goals and other restrictions are not attained, the grantee will automatically forfeit their unvested awards of restricted stock to the Company. Compensation expense for restricted stock is based on fair market value at the grant date.

NOTE 8   -   STOCK CAPITAL (Cont.)

Stock-based compensation to employees and directors: (Cont.)

Restricted Stock: (Cont.)

			Weighted
			Average
	Number of	Weighted	Remaining
	Restricted	Average Grant	Contractual
	Stock	Date Fair Value	Term (Years)
Nonvested as of December 31, 2023	20,327	(*) 42.90	1.32
Granted	115,210	(*) 4.95
Vested	6,679	(*) 38.73
Forfeited	7,572	(*)31.11
Nonvested as of December 31, 2024	121,286	6.69	0.72
Granted	688,666	2.14
Vested	469,098	2.74
Forfeited	30,000	2.14
Nonvested as of December 31, 2025	310,854	3.01	0.45

The total compensation expense recorded by the Company in respect of its restricted stock awards to certain employees, officers, directors, and service providers for the year ended December 31, 2025 and 2024 amounted to $1,459 and $434, respectively.

As of December 31, 2025, there was $228 of total unrecognized compensation cost related to non-vested restricted stock under the Plan. The cost is expected to be recognized over a weighted average period of 0.52 years.

Share-based compensation to employees, directors and service providers:

Total Stock-Based Compensation Expense:

The total stock-based compensation expense, related to shares, options and warrants granted to employees, directors and service providers was comprised, at each period, as follows:

	December 31,
	2025	2024

	U.S. $ in thousands
Research and development	571	355
General and administrative	949	343
Total stock-based compensation expense	1,520	698

Treasury Stock

The Company may periodically repurchase shares of its common stock from employees for the satisfaction of their individual payroll tax withholding upon vesting of restricted stock awards in connection with the Company’s incentive plans. The Company’s repurchases of common stock are recorded at the stock price on the vesting date of the common stock. As of December 31, 2025, the Company repurchased 1,667 shares of its common stock for $116 thousands.